Other Non-current Liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Non-current Liabilities	Other Non-current Liabilities

	December 31, 2023	December 31, 2022
Cash-settled equity awards (Note 15(b))	$2,549	$2,256
Withholding, value added tax, and other taxes payable	8,012	5,254
Provision (Note 26(b))	1,622	1,578
Other liabilities	5,975	2,731
	$18,158	$11,819